LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
LONG-TERM LOANS
January 1, 2022 – December 31, 2022	$ 15,371
January 1, 2023 – December 31, 2023	241
January 1, 2024 – December 31, 2024	125
January 1, 2025 – December 31, 2025	74
January 1, 2026 and onwards	128
Loans Payable to Bank	$ 15,939